As filed with the Securities and Exchange             Registration No. 33-75988*
Commission on December 13, 2000                       Registration No. 811-2513
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 22 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
      ------
        X       on December 14, 2000 pursuant to paragraph (b) of Rule 485
      ------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-75972; 33-76024; and 33-89858.

                                   VARIABLE ANNUITY ACCOUNT C
                                      CROSS REFERENCE SHEET


                                                                 LOCATION - PROSPECTUS DATED
    FORM N-4                                             MAY 1, 2000, AS AMENDED BY SUPPLEMENT DATED
    ITEM NO.              PART A (PROSPECTUS)                         DECEMBER 14, 2000

       1          Cover Page........................   Cover Page

       2          Definitions.......................   Not Applicable

       3          Synopsis..........................   Contract Overview; Fee Table

       4          Condensed Financial Information...   Condensed Financial Information; Appendix V -
                                                       Condensed Financial Information

       5          General Description of
                  Registrant, Depositor, and
                  Portfolio
                  Companies.........................   Other Topics - The Company; Variable Annuity
                                                       Account C; Appendix IV - Description of
                                                       Underlying Funds

       6          Deductions and Expenses...........   Fee Table; Fees

       7          General Description of Variable
                  Annuity Contracts.................   Contract Overview; Other Topics

       8          Annuity Period....................   The Income Phase

       9          Death Benefit.....................   Death Benefit

       10         Purchases and Contract Value......   Purchase; Your Account Value

       11         Redemptions.......................   Right to Cancel

       12         Taxes.............................   Taxation

       13         Legal Proceedings.................   Other Topics - Legal Matters and Proceedings

       14         Table of Contents of the
                  Statement of Additional
                  Information.......................   Contents of the Statement of Additional
                                                       Information



                                                                  LOCATION - STATEMENT OF ADDITIONAL
                                                                   INFORMATION DATED MAY 1, 2000, AS
                                                                      AMENDED BY SUPPLEMENT DATED
    FORM N-4      PART B (STATEMENT OF ADDITIONAL INFORMATION)             DECEMBER 14, 2000
    ITEM NO.

       15         Cover Page..................................  Cover page

       16         Table of Contents...........................  Table of Contents

       17         General Information and History.............  General Information and History

       18         Services....................................  General Information and History;
                                                                Independent Auditors

       19         Purchase of Securities Being Offered........  Offering and Purchase of Contracts

       20         Underwriters................................  Offering and Purchase of Contracts

       21         Calculation of Performance Data.............  Performance Data; Average Annual Total
                                                                Return Quotations

       22         Annuity Payments............................  Income Phase Payments

       23         Financial Statements........................  Financial Statements


                            PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                               PARTS A AND B


The Prospectus dated May 1, 2000, as amended, is incorporated into Part A of this Post-Effective Amendment No. 22 by reference to Registrant's filing under Rule 497(c) filed on May 1, 2000 (File No. 33-75988) and by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 2000 and declared effective on May 1, 2000 and by reference to Supplement dated August 21, 2000 filed pursuant to Rule 497(e) on August 21, 2000 (File No. 33-75988).

The Statement of Additional Information dated May 1, 2000, as amended, is incorporated into Part B of this Post-Effective Amendment No. 22 by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 2000 and declared effective on May 1, 2000 and by reference to Supplement dated August 21, 2000 filed pursuant to Rule 497(e), on August 21, 2000 (File No. 33-75988).

A Supplement dated December 14, 2000, to the Prospectus and Statement of Additional Information is included in Parts A and B, respectively, of this Post-Effective Amendment.

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT G

                       AETNA INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I

                       SUPPLEMENT DATED DECEMBER 14, 2000

The information in this Supplement updates and amends certain information contained in the Prospectuses, Statements of Additional Information and Contract Prospectus Summaries and replaces the Supplement dated August 21, 2000. You should read this Supplement along with the applicable Prospectus, Statement of Additional Information and Contract Prospectus Summary.

Effective November 17, 2000, Aetna Life Insurance and Annuity Company's ("ALIAC") broker-dealer subsidiary, Aetna Investment Services, Inc. (which was subsequently converted to Aetna Investment Services, LLC) ("AIS"), became the principal underwriter for the securities sold under the prospectus. AIS, a Delaware limited liability company, is registered as a broker-dealer with the Securities and Exchange Commission. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. ALIAC is no longer a registered broker-dealer.

On December 13, 2000, ALIAC and Aetna Insurance Company of America ("AICA") became indirect wholly-owned subsidiaries of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The terms of your contract will not be affected by this change in ownership. In the future, you may begin to see the use of the ING lion logo on our printed materials.

X.ING-00A                                                          December 2000
COO-1128-009

                                  VARIABLE ANNUITY ACCOUNT C
                                  PART C - OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS
    (a) Financial Statements:
        (1)    Included in Part A:
               Condensed Financial Information
        (2)    Included in Part B:
               Financial Statements of Variable Annuity Account C:
               - Statement of Assets and Liabilities as of December 31, 1999
               - Statement of Operations for the year ended December 31, 1999
               - Statements of Changes in Net Assets for the years ended
                 December 31, 1999 and 1998
               - Condensed Financial Information for the year ended December 31,
                 1999
               - Notes to Financial Statements
               - Independent Auditors' Report
                 Financial Statements of the Depositor:
               - Independent Auditors' Report
               - Consolidated Statements of Income for the years ended December
                 31, 1999, 1998 and 1997
               - Consolidated Balance Sheets as of December 31, 1999 and 1998
               - Consolidated Statements of Changes in Shareholder's Equity for
                 the years ended December 31, 1999, 1998 and 1997
               - Consolidated Statements of Cash Flows for the years ended
                 December 31, 1999, 1998 and 1997
               - Notes to Consolidated Financial Statements

    (b) Exhibits
        (1)    Resolution of the Board of Directors of Aetna Life Insurance and
               Annuity Company establishing Variable Annuity Account C(1)
        (2)    Not applicable
        (3.1)  Broker-Dealer Agreement(2)
        (3.2)  Alternative Form of Wholesaling Agreement and Related Selling
               Agreement(3)
        (3.3)  Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
               Insurance and Annuity Company and Aetna Investment Services, Inc.
               (AISI) and Letter of Assignment to AISI (4)
        (3.4)  Underwriting Agreement dated November 17, 2000 between Aetna Life
               Insurance and Annuity Company and Aetna Investment Services,
               LLC (4)
        (4.1)  Variable Annuity Contracts (IRA-CDA-IC) and (IP-CDA-IB)(5)
        (4.2)  Endorsements (EIRA-SDOIC-97) and (EIRA-SDOIC-97(NY)) to Variable
               Annuity Contract IRA-CDA-IC(6)
        (4.3)  Endorsement (EIP-SDOIB-97) to Variable Annuity Contract
               IP-CDA-IB(6)
        (4.4)  Endorsement (EPIRA-GI-98) to Contract IRA-CDA-IC(7)


        (4.5)  Endorsement (EIGET-IC(R)) to Contracts IRA-CDA-IC and IP-CDA-IB(8)
        (4.6)  Endorsement (EGET-99) to Contracts IRA-CDA-IC and IP-CDA-IB(9)
        (4.7)  Contract Schedule (IROPIRA-99) to Contract IRA-CDA-IC(10)
        (4.8)  Contract Schedule (IROIRA-99) to Contract IRA-CDA-IC(10)
        (4.9)  Contract Schedule (IMSIRA-99) to Contract IRA-CDA-IC(10)
        (5.1)  Variable Annuity Contract Application (304.00.1A)(11)
        (5.2)  Variable Annuity Contract Application (703.00.1A)(12)
        (5.3)  Variable Annuity Contract Application (75988-97)(13)
        (6.1)  Certificate of Incorporation of Aetna Life Insurance and Annuity
               Company(14)
        (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(15)
        (6.3)  By-Laws as amended September 17, 1997 of Aetna Life Insurance and
               Annuity Company(16)
        (7)    Not applicable
        (8.1)  Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and AIM dated June 30, 1998(17)
        (8.2)  Service Agreement between Aetna Life Insurance and Annuity
               Company and AIM effective June 30, 1998(17)
        (8.3) First Amendment dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and A I M
               Advisors, Inc. effective June 30, 1998(4)
        (8.4) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
               Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
               GET Fund on behalf of each of its series, Aetna Generation
               Portfolios, Inc. on behalf of each of its series, Aetna Variable
               Portfolios, Inc. on behalf of each of its series, and Aeltus
               Investment Management, Inc. dated as of May 1, 1998(2)
        (8.5) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna
               Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
               Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(18)
        (8.6)  Second Amendment dated December 31, 1999 to Fund Participation
               Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
               Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(19)
        (8.7)  Third Amendment dated February 11, 2000 to Fund Participation
               Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
               Shares, Aetna Balanced VP,


               Inc., Aetna GET Fund on behalf of each of its series, Aetna
               Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(20)
        (8.8)  Fourth Amendment dated May 1, 2000 to Fund Participation
               Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
               Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31,
               1999 and February 11, 2000(20)
        (8.9)  Service Agreement between Aeltus Investment Management, Inc. and
               Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
               Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
               Fund on behalf of each of its series, Aetna Generation
               Portfolios, Inc. on behalf of each of its series, and Aetna
               Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
        (8.10) Amendment dated November 4, 1998 to Service Agreement between
               Aeltus Investment Management, Inc. and Aetna Life Insurance and
               Annuity Company in connection with the sale of shares of Aetna
               Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
               Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(18)
        (8.11) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life
               Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
               Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc.
               on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(20)
        (8.12) Third Amendment dated May 1, 2000 to Service Agreement between
               Aeltus Investment Management, Inc. and Aetna Life Insurance and
               Annuity Company in connection with the sale of shares of Aetna
               Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
               Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and February 11, 2000(20)
        (8.13) Fund Participation Agreement among Calvert Responsibly Invested
               Balanced Portfolio, Calvert Asset Management Company, Inc. and
               Aetna Life Insurance and Annuity Company dated December 1,
               1997(21)
        (8.14) Service Agreement between Calvert Asset Management Company, Inc.
               and Aetna Life Insurance and Annuity Company dated December 1,
               1997(21)


        (8.15) Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company, Variable Insurance Products Fund and Fidelity
               Distributors Corporation dated February 1, 1994 and amended on
               December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
               and March 1, 1996(16)
        (8.16) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company,
               Variable Insurance Products Fund and Fidelity Distributors
               Corporation dated February 1, 1994 and amended on December 15,
               1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1,
               1996(22)
        (8.17) Sixth Amendment dated November 6, 1997 to the Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company,
               Variable Insurance Products Fund and Fidelity Distributors
               Corporation dated February 1, 1994 and amended on December 15,
               1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996 and May 1, 1997(23)
        (8.18) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement between Aetna Life Insurance and Annuity
               Company, Variable Insurance Products Fund and Fidelity
               Distributors Corporation dated February 1, 1994 and amended on
               December 15, 1994, February 1, 1995, May 1, 1995, January 1,
               1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
        (8.19) Eighth Amendment dated December 1, 1999 to Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company,
               Variable Insurance Products Fund and Fidelity Distributors
               Corporation dated February 1, 1994 and amended on December 15,
               1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997, November 6, 1997 and May 1, 1998(19)
        (8.20) Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company, Variable Insurance Products Fund II and Fidelity
               Distributors Corporation dated February 1, 1994 and amended on
               December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
               and March 1, 1996(16)
        (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company,
               Variable Insurance Products Fund II and Fidelity Distributors
               Corporation dated February 1, 1994 and amended on December 15,
               1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1,
               1996(22)
        (8.22) Sixth Amendment dated as of January 20, 1998 to the Fund
               Participation Agreement between Aetna Life Insurance and Annuity
               Company, Variable Insurance Products Fund II and Fidelity
               Distributors Corporation dated February 1, 1994 and amended on
               December 15, 1994, February 1, 1995, May 1, 1995, January 1,
               1996, March 1, 1996 and May 1, 1997(24)
        (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement between Aetna Life Insurance and Annuity
               Company, Variable Insurance Products Fund II and Fidelity
               Distributors Corporation dated February 1, 1994 and amended on
               December 15, 1994, February 1, 1995, May 1, 1995, January 1,
               1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)


        (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company,
               Variable Insurance Products Fund II and Fidelity Distributors
               Corporation dated February 1, 1994 and amended on December 15,
               1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997, January 20, 1998 and May 1, 1998(19)
        (8.25) Service Agreement between Aetna Life Insurance and Annuity
               Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(25)
        (8.26) Amendment dated January 1, 1997 to Service Agreement between
               Aetna Life Insurance and Annuity Company and Fidelity Investments
               Institutional Operations Company dated as of November 1, 1995(22)
        (8.27) Service Contract between Fidelity Distributors Corporation and
               Aetna Life Insurance and Annuity Company dated May 2, 1997(18)
        (8.28) Fund Participation Agreement among Janus Aspen Series and Aetna
               Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(26)
        (8.29) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity
               Company and Janus Capital Corporation dated December 8, 1997(18)
        (8.30) Second Amendment dated December 1, 1999 to Fund Participation
               Agreement among Janus Aspen Series and Aetna Life Insurance and
               Annuity Company and Janus Capital Corporation dated December 8,
               1997 and amended on October 12, 1998(19)
        (8.31) Amendment dated as of August 1, 2000 to Fund Participation
               Agreement among Janus Aspen Series and Aetna Life Insurance and
               Annuity Company and Janus Capital Corporation dated December 8,
               1997, as amended on October 12, 1998 and December 1, 1999(27)
        (8.32) Service Agreement between Janus Capital Corporation and Aetna
               Life Insurance and Annuity Company dated December 8, 1997(26)
        (8.33) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and
               Annuity Company dated December 8, 1997(27)
        (8.34) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1,
               2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(27)
        (8.35) Fund Participation Agreement dated March 11, 1997 between Aetna
               Life Insurance and Annuity Company and Oppenheimer Variable
               Annuity Account Funds and Oppenheimer Funds, Inc.(28)
        (8.36) First Amendment dated December 1, 1999 to Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company and
               Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds,
               Inc. dated March 11, 1997(19)
        (8.37) Service Agreement effective as of March 11, 1997 between
               Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
               Company(28)


        (9)    Opinion and Consent of Counsel
        (10)   Consent of Independent Auditors
        (11)   Not applicable
        (12)   Not applicable
        (13)   Schedule for Computation of Performance Data(12)
        (14.1) Powers of Attorney(4)
        (14.2) Authorization for Signatures(3)


1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 15, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75988), as filed on September 15, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
10. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 24, 1999
11. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement Form N-4 (File No. 33-75988), as filed on October 30, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 18, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 20, 1998.
14. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
15. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
16. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
17. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

19. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
20. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
21. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
23. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
24. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
25. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
26. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
27. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
28. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal
Business Address*                   Positions and Offices with Depositor
-----------------                   ------------------------------------

Thomas J. McInerney                 Director and President

Allan Baker                         Director and Senior Vice President

Catherine H. Smith                  Director, Senior Vice President and Chief
                                    Financial Officer

Kirk P. Wickman                     Senior Vice President, General Counsel and
                                    Corporate Secretary

Deborah Koltenuk                    Vice President, Corporate Controller and
                                    Assistant Treasurer

Brian Murphy                        Vice President and Chief Compliance Officer


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on December 13, 2000.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of October 31, 2000, there were 583,777 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

ITEM 29.   PRINCIPAL UNDERWRITER

    (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) (formerly Aetna Investment Services, Inc.) also acts as the principal underwriter for Aetna
        Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA)
        (a separate account of AICA registered as a unit investment trust under the 1940 Act).

    (b) The following are the directors and principal officers of the Principal
        Underwriter:

Name and Principal                Positions and Offices with
Business Address*                 Principal Underwriter
-----------------                 ---------------------

Maureen M. Gillis                 Director and President

Allan Baker                       Director and Senior Vice President

Robert L. Francis                 Director and Senior Vice President

Marie Augsberger                  Senior Vice President

Steven A. Haxton                  Senior Vice President

Gary J. Hegedus                   Senior Vice President

Deborah Koltenuk                  Vice President, Treasurer and Chief Financial
                                  Officer

Therese Squillacote               Vice President and Chief Compliance Officer

John F. Todd                      Corporate Secretary and Counsel (Chief Legal
                                  Officer)

Martin T. Conroy                  Vice President and Assistant Treasurer

Reginald Bowen                    Vice President

Christina Lareau                  Vice President

Dwyatt McClain                    Vice President

Terran Titus                      Vice President

William T. Abramowicz             Vice President

Douglas J. Ambrose                Vice President

Louis E. Bachetti                 Vice President

Ronald R. Barhorst                Vice President

Robert H. Barley                  Vice President

Steven M. Bresler                 Vice President

David Brounley                    Vice President

Name and Principal                Positions and Offices with
Business Address*                 Principal Underwriter
-----------------                 ---------------------

Daniel P. Charles                 Vice President

Brian D. Comer                    Vice President

Albert J. DiCristofaro, Jr.       Vice President

John B. Finigan                   Vice President

Brian P. Harrington               Vice President

Bernard P. Heffernon              Vice President

William S. Jasien                 Vice President

Jess D. Kravitz                   Vice President

George D. Lessner                 Vice President

Katherine E. Lewis                Vice President

Susan J. Lewis                    Vice President

James F. Lille                    Vice President

David J. Linney                   Vice President

Richard T. Mason                  Vice President

Joseph F. McClain                 Vice President

Pamela Mulvey                     Vice President

W. Michael Montgomery             Vice President

Scott T. Neeb                     Vice President

Patrick F. O'Christie             Vice President

Paulette Playce                   Vice President

Marcellous J. Reed                Vice President

Charles A. Dklader                Vice President

Frank W. Snodgrass                Vice President

S. Bradford Vaughan, Jr.          Vice President

Name and Principal                Positions and Offices with
Business Address*                 Principal Underwriter
-----------------                 ---------------------

Mark Woolhiser                    Vice President

David A. Kelsey                   Assistant Vice President

Rose-Marie DeRensis               Assistant Corporate Secretary

Melinda L. Dziavit                Assistant Corporate Secretary


*The principal business address of all directors and officers listed is:
151 Farmington Avenue, Hartford, Connecticut  06156

    (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                  Aetna Life Insurance and Annuity Company
                  151 Farmington Avenue
                  Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

    Not applicable

ITEM 32.   UNDERTAKINGS

    Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                 SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75988) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of December, 2000.

                              VARIABLE ANNUITY ACCOUNT C OF AETNA
                              LIFE INSURANCE AND ANNUITY COMPANY
                                 (REGISTRANT)

                              By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                  (DEPOSITOR)

                              By:  Thomas J. McInerney*
                                 ----------------------------------
                                   Thomas J. McInerney
                                   President


    As required by the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                  Title                                          Date
---------                  -----                                          ----

Thomas J. McInerney*        Director and President                  )
------------------------    (principal executive officer)           )
Thomas J. McInerney                                                 )
                                                                    )
Allan Baker*                Director                                )  December
------------------------                                            )  13, 2000
Allan Baker                                                         )
                                                                    )
Catherine H. Smith*         Director and Chief Financial Officer    )
------------------------                                            )
Catherine H. Smith                                                  )
                                                                    )
Deborah Koltenuk*           Corporate Controller                    )
------------------------                                            )
Deborah Koltenuk                                                    )

By:      /s/ J. Neil McMurdie
         -------------------------------------------------
         J. Neil McMurdie
         *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX


Exhibit No.          Exhibit
-----------          -------

99-B.9               Opinion and Consent of Counsel
                                                                   -------------

99-B.10              Consent of Independent Auditors
                                                                   -------------